Related Party Transactions (Tables)	6 Months Ended
Sep. 30, 2022
Related Party Transactions [Abstract]
Schedule of nature of relationships with related parties
Name of related parties	Relationship with the Company

Feng Zhou	Major shareholder of the Company, Chief Executive Officer, Interim Chief Financial Officer and Director of the Company
Jianping Zhou	Father of Feng Zhou, controlling shareholder of Taizhou Suxuantang from its inception to May 8, 2017
Xiaodong Pan	Chief Financial Officer
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd.	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	An entity controlled by Jianping Zhou
Jiangsu Sutaitang Online Commercial Co., Ltd.	An entity controlled by Xiaodong Ji, Independent Director of the Company.

Schedule of due from related parties
	September 30, 2022 (Unaudited)	March 31, 2022

Jiangsu Health Pharmaceutical Investment Co., Ltd.	$2,635,657	$-
Taizhou Jiutian Pharmaceutical Co. Ltd.	110,236	-
Taizhou Su Xuan Tang Chinese Medicine Clinic	2,446	-
Total	$2,748,339	$-

Schedule of due to related parties
	September 30, 2022 (Unaudited)	March 31, 2022

Jiangsu Health Pharmaceutical Investment Co., Ltd.	$-	$5,529,274
Jianping Zhou	-	2,030,035
Jiangsu Sutaitang Online Commercial Co., Ltd.	-	769,611
Feng Zhou	-	276,683
Xiaodong Pan	-	90,099
Total	$-	$8,695,702